Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BLUE CHIP INVESTOR FUNDS
Entity Central Index Key	0001162127
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Blue Chip Investor Fund Shares
Shareholder Report [Line Items]
Fund Name	Blue Chip Investor Fund
Class Name	Blue Chip Investor Fund
Trading Symbol	BCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Investor Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bcifx.com. You can also request this information by contacting us at 1-877-673-3119.
Additional Information Phone Number	1-877-673-3119
Additional Information Website	www.bcifx.com
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Blue Chip Investor Fund	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

In 2024 the Fund returned 18.1%, versus 25.0% for the S&P 500. While we underperformed this benchmark, we're reasonably satisfied with our results. The Fund's long-term, value-oriented investment approach typically lags in rapidly rising markets, as participants tend to bid up stock prices based more upon excitement than any concern for valuation. Indeed, the S&P 500 ended the year trading at a price-to-earnings ratio of 24.8, as opposed to its 65-year average of 17.1.

The largest contributor to the Fund's performance was Berkshire Hathaway. Its stock price increased 25.5% in 2024, reflecting growing operating earnings and healthy gains from the firm's investment portfolio. With shares trading near our fair-value estimate, we sold roughly one-third of our position during the year.

Other major contributors to the Fund's performance included AerCap (returned 28.8% in 2024), Alphabet (35.1%), Brookfield Corporation (43.2%), First Citizens BancShares (48.9%) and Markel (21.6%).

The largest detraction from our performance was LKQ Corp, a leading provider of collision-related auto parts. The stock fell 23.1% during the year, following what we believe to be a temporary earnings decline. Cimpress and Wayfair also decreased during the year, but they represent a smaller percentage of Fund assets so the overall impact on our return was less meaningful.

We completely exited only one position in 2024: Brookfield Asset Management. In less than two years it produced a 61% gain, plus we received dividends along the way.

During the year, we acquired three new positions: The Walt Disney Company, Sirius XM Holdings and The Hershey Company. We also added significantly to First Citizens BancShares, one of the nation's best-run banks, in our opinion. These firms possess the qualities we actively seek in an investment. They're industry leaders with favorable long-term economics, shrewdly managed, shareholder-friendly and available for purchase at an attractive price.

The Fund enters 2025 well-positioned to deliver on our goal: Earning 10% annualized returns over the long run.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
Blue Chip Investor Fund	18.08%	8.57%	7.53%
S&P 500	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 41,495,878
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 246,156
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$41,495,878
Number of Portfolio Holdings	15
Portfolio Turnover Rate (%)	17%
Total Advisory Fees Paid ($)	$246,156
Total Advisory Fees Before Waiver ($)	$396,413

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	26.25%
Alphabet Inc. - Class C	10.10%
AerCap Holdings N.V.	8.49%
Brookfield Corporation - Class A	7.49%
Markel Group, Inc.	7.28%
Suncor Energy Inc.	6.02%
LKQ Corporation	5.49%
First Citizens BancShares, Inc. - Class A	5.09%
CarMax, Inc.	4.73%
The Walt Disney Company	4.56%
Sectors (% of Net Assets)

*	Net Assets represent cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	26.25%
Alphabet Inc. - Class C	10.10%
AerCap Holdings N.V.	8.49%
Brookfield Corporation - Class A	7.49%
Markel Group, Inc.	7.28%
Suncor Energy Inc.	6.02%
LKQ Corporation	5.49%
First Citizens BancShares, Inc. - Class A	5.09%
CarMax, Inc.	4.73%
The Walt Disney Company	4.56%